Shareholders’ Equity - Ordinary Shares (Details)	Dec. 31, 2019 £ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 £ / shares shares	Dec. 31, 2018 $ / shares shares	Jun. 26, 2018 USD ($)
Ordinary shares
Class of Stock
Maximum nominal shares authorized for grant | $					$ 8,400
Common stock, shares, issued (shares)	44,983,006	44,983,006	40,145,617	40,145,617
Common stock, par value (usd/gbp per share) | $ / shares		$ 0.000042		$ 0.000042
Deferred Shares
Class of Stock
Common stock, shares, issued (shares)	34,425	34,425	0	0
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.00001		£ 0.00001
Deferred B shares
Class of Stock
Common stock, shares, issued (shares)	88,893,548	88,893,548	0	0
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.00099		£ 0.00099
Deferred C shares
Class of Stock
Common stock, shares, issued (shares)	1	1	0	0
Common stock, par value (usd/gbp per share) | £ / shares	£ 0.000008		£ 0.000008